Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted earnings per common share for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income	$11,172	$21,795	$23,018	$31,211
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)

Net income allocated to common shareholders	$9,487	$17,378	$15,354	$24,387

(Units in Thousands)
Average common shares outstanding	100,779	74,792	88,454	74,764
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460
Nonvested stock	265	354	269	396

Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620

Basic earnings per share	$0.09	$0.23	$0.17	$0.33
Diluted earnings per share	$0.09	$0.23	$0.17	$0.32

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Net income attributable to the Company from continuing operations	$52,729	$188,900	$53,537
Less distributed and undistributed income from continuing operations allocated to participating preferred stock	(11,218)	(44,120)	(19,615)

Net income from continuing operations allocated to common shareholders	41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes	—	—	(121)

Net income allocated to common shareholders	$41,511	$144,780	$33,801

(Units in Thousands)
Average common shares outstanding	74,892	72,479	42,126
Common share equivalents:
Stock options	2,209	1,674	810
Nonvested stock	405	436	363

Average common shares outstanding, assuming dilution	77,506	74,589	43,299

Net income per common share, basic Continuing operations	$0.55	$2.00	$0.80
Net income per common share, assuming dilution Continuing operations	$0.54	$1.94	$0.78

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Common shares attributed to these antidilutive securities had these securities been exercised or converted as of June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627

Common shares attributed to these antidilutive securities had these securities been exercised or converted at December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Stock Options	5,160,127	4,525,440	5,997,510